Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended								12 Months Ended			1 Months Ended
	Dec. 31, 2014 Country Employee	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014 Project Country Employee	Dec. 31, 2013 Segment	Dec. 31, 2012	Jun. 30, 2014
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number of countries	20								20
Number of employees	13,400								13,400
Gain on foreign currency									$ 10,310,000	$ 13,247,000	$ 23,116,000
Revenues	806,400,000	414,595,000	476,083,000	603,811,000	517,338,000	686,856,000	647,250,000	807,488,000	2,300,889,000	2,658,932,000	3,641,624,000
Cost of operations									2,113,013,000	2,801,426,000	3,100,009,000
Percentage of completion to recognize expected profit	70.00%								70.00%
Number of projects accounted under deferred profit recognition policy									5
Changes in project estimates										315,100,000
Number of operating segments										3
Cost increase percentage											8.00%
Retainages expected to be collected in 2016	86,000,000								86,000,000
Retainages expected to be collected in 2017	51,500,000								51,500,000
Allowance for doubtful accounts	0				0				0	0
Contracts in progress									357,617,000	425,986,000
Advance billing on contracts									199,865,000	278,929,000
Interest incurred									85,400,000	8,900,000	8,900,000
Interest capitalized									23,900,000	8,600,000	8,600,000
Depreciation expense									93,200,000	84,600,000	86,400,000
Goodwill impairment charges					46,700,000
Intangible assets impairment charges	1,700,000
Reduction in self-insurance accruals									(8,000,000)	(7,200,000)	(6,800,000)
CSV 108
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Estimated cancellation costs												10,700,000
Asset impairment charges										37,800,000
Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Equity method of accounting investment ownership	20.00%								20.00%
Minimum [Member] | Building [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Property, plant and equipment economic useful lives									8 years
Minimum [Member] | Machinery and Equipment [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Property, plant and equipment economic useful lives									3 years
Minimum [Member] | Other Capitalized Property Plant and Equipment
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Property, plant and equipment economic useful lives											3 years
Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Equity method of accounting investment ownership	50.00%								50.00%
Maximum [Member] | Building [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Property, plant and equipment economic useful lives									33 years
Maximum [Member] | Machinery and Equipment [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Property, plant and equipment economic useful lives									28 years
Maximum [Member] | Other Capitalized Property Plant and Equipment
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Property, plant and equipment economic useful lives											5 years
Altamira [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Loss on contracts									146,400,000
Brazil [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Loss on contracts									102,200,000
Saudi Arabia [Member] | EPCI projects [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Loss on contracts									92,900,000
Project completion year									2016
Saudi Arabia [Member] | Hook-up [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Loss on contracts									9,600,000
Project completion year									2015
Active Projects
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Loss on contracts									401,200,000
Middle East [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Revenues									795,666,000	1,167,804,000	1,591,881,000
Changes in project estimates									4,400,000	174,400,000
Number of project									4	4
Partial offset on estimated costs on project												53,500,000
Project charges											13,000,000
Middle East [Member] | Saudi Arabia [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Partial offset on estimated costs on project	20,500,000
Middle East [Member] | Saudi Arabia [Member] | EPCI projects [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Partial offset on estimated costs on project									53,500,000
Middle East [Member] | Saudi Arabia [Member] | Project Two [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Increase (decrease) in project estimated costs	19,200,000				16,500,000				19,200,000	16,500,000
Middle East [Member] | Saudi Arabia [Member] | Project One
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Increase (decrease) in project estimated costs	22,500,000				62,500,000				22,500,000	62,500,000
Partial offset on estimated costs on project									43,000,000
Middle East [Member] | Saudi Arabia [Member] | Project Three
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Increase (decrease) in project estimated costs	12,200,000				16,400,000				12,200,000	16,400,000
Americas, Europe and Africa [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Revenues									567,608,000	537,290,000	474,061,000
Loss on contracts										9,700,000
Changes in project estimates									37,200,000	78,500,000
Number of project									5	6
Additional costs incurred due to poor labor productivity in morgan city					9,300,000					9,300,000
Recognized claim revenue reversed										10,000,000
Project charges											16,000,000
Americas, Europe and Africa [Member] | Morgan City environmental reserve [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Increase (decrease) in project estimated costs	(7,800,000)								(7,800,000)
Americas, Europe and Africa [Member] | EPCI projects [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Increase (decrease) in project estimated costs	68,900,000								68,900,000
Partial offset on estimated costs on project									39,800,000
Americas, Europe and Africa [Member] | Altamira [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Changes in project estimates										40,900,000
Americas, Europe and Africa [Member] | Brazil [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Loss on contracts									50,100,000
Increase (decrease) in project estimated costs					8,600,000					8,600,000
Americas, Europe and Africa [Member] | Gulf Of Mexico
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Increase (decrease) in project estimated costs	5,500,000								5,500,000
Americas, Europe and Africa [Member] | Gulf Of Mexico | EPCI projects [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Increase (decrease) in project estimated costs	(5,200,000)								(5,200,000)
Asia [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Revenues									937,615,000	953,838,000	1,575,682,000
Number of projects accounted under deferred profit recognition policy										4
Loss on contracts									34,300,000	34,300,000
Changes in project estimates									51,600,000	62,200,000
Number of project									7
Increase (decrease) in project estimated costs	(11,800,000)				126,900,000				(11,800,000)	126,900,000
Recovery of Direct Costs										14,700,000
Project charges											23,000,000
Asia [Member] | Project Two [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Increase (decrease) in project estimated costs	(10,300,000)								(10,300,000)
Project close-out savings									6,300,000
Partial offset on estimated costs on project									11,000,000
Asia [Member] | Australia [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Increase (decrease) in project estimated costs					(64,100,000)					(64,100,000)
Unconsolidated joint ventures [Member] | Middle East [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Revenues									0	0
Cost of operations									0	0
Consolidated Entities [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Cost of operations									0
Consolidated Entities [Member] | Middle East [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Revenues										11,700,000
Cost of operations										11,700,000
Claims Revenue [Member] | Middle East [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Revenues									6,500,000	17,200,000
Cost of operations									$ 6,500,000	$ 17,200,000